Depreciation and amortization (Tables)	12 Months Ended
Mar. 31, 2026
Depreciation and amortisation expense [abstract]
Schedule of depreciation and amortization
	March 31,
	2024	2025	2026
Depreciation	20,336	40,771	50,557
Amortization	122,920	206,682	283,038
Depreciation on right of use assets	54,271	61,446	77,910
Total	197,527	308,899	411,505